36. Financial instruments and risk management (Details 5) R$ in Thousands	Dec. 31, 2018 BRL (R$)
FinancialInstrumentsAndRiskManagementtLineItems [Line Items]
Debt in USD (Cisco and KFW)	R$ 549,393
Fair value of the asset side of the swap	549,393
Fair value of the liability side of the swap	483,503
Swap result	1,032,896
Probable Scenario [Member]
FinancialInstrumentsAndRiskManagementtLineItems [Line Items]
Debt in USD (Cisco and KFW)	549,393
Fair value of the asset side of the swap	549,393
Fair value of the liability side of the swap	483,503
Swap result	1,032,896
Possible Scenario [Member]
FinancialInstrumentsAndRiskManagementtLineItems [Line Items]
Debt in USD (Cisco and KFW)	700,368
Aggregate debt variation	150,975
Fair value of the asset side of the swap	700,368
Fair value of the liability side of the swap	470,044
Swap result	1,170,412
Aggregate swap variation	137,516
Final result	13,459
Remote Scenario [Member]
FinancialInstrumentsAndRiskManagementtLineItems [Line Items]
Debt in USD (Cisco and KFW)	869,825
Aggregate debt variation	320,432
Fair value of the asset side of the swap	869,825
Fair value of the liability side of the swap	467,868
Swap result	1,337,692
Aggregate swap variation	304,797
Final result	R$ 15,635